UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue,

47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2021

WESTERN ASSET

SMASh SERIES C FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series C Fund for the six-month reporting period ended August 31, 2021.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

II	Western Asset SMASh Series C Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2021 and February 28, 2021 and does not include derivatives, such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2021 and held for the six months ended August 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
2.41%	$1,000.00	$1,024.10	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended August 31, 2021.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 68.7%
Communication Services — 5.9%
Diversified Telecommunication Services — 2.6%
AT&T Inc., Senior Notes	3.800%	2/15/27	$500,000	$558,724
AT&T Inc., Senior Notes	2.300%	6/1/27	1,680,000	1,753,455
AT&T Inc., Senior Notes	1.650%	2/1/28	3,710,000	3,710,089
AT&T Inc., Senior Notes	2.250%	2/1/32	430,000	427,618
AT&T Inc., Senior Notes	2.550%	12/1/33	190,000	191,122	(a)
AT&T Inc., Senior Notes	3.100%	2/1/43	8,640,000	8,570,640
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	408,463
AT&T Inc., Senior Notes	3.500%	9/15/53	125,000	128,652	(a)
AT&T Inc., Senior Notes	3.550%	9/15/55	1,688,000	1,730,717	(a)
AT&T Inc., Senior Notes	3.800%	12/1/57	60,000	63,955	(a)
AT&T Inc., Senior Notes	3.650%	9/15/59	1,798,000	1,853,572	(a)
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	1,445,273
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	330,000	357,448
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	250,000	248,259
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	440,000	445,997
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	423,349
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	150,000	162,345
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	680,000	698,454
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	605,376
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	412,433
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	756,143
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	2,040,000	2,108,850
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	980,000	1,187,363
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	450,000	542,416
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,751,440

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	$1,830,000	$1,776,911
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	114,446
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	2,000,000	2,608,730
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	4,060,000	5,773,678
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	1,400,000	1,762,192
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	3,000,000	3,489,554
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	2,710,000	2,613,374
Total Diversified Telecommunication Services				48,681,038
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	210,000	208,282
Alphabet Inc., Senior Notes	0.800%	8/15/27	380,000	371,577
Alphabet Inc., Senior Notes	1.100%	8/15/30	450,000	427,653
Alphabet Inc., Senior Notes	2.050%	8/15/50	710,000	645,279
Total Interactive Media & Services				1,652,791
Media — 2.2%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	123,488
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	679,264
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,132,871
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	2,000,000	2,370,637
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	120,000	160,626
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,870,000	6,028,806

See Notes to Financial Statements.

4	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	$400,000	$558,910
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	4,600,000	5,929,152
Comcast Corp., Senior Notes	3.950%	10/15/25	2,820,000	3,148,198
Comcast Corp., Senior Notes	3.300%	4/1/27	500,000	550,543
Comcast Corp., Senior Notes	4.150%	10/15/28	1,220,000	1,416,776
Comcast Corp., Senior Notes	3.400%	4/1/30	280,000	311,496
Comcast Corp., Senior Notes	4.250%	10/15/30	6,000,000	7,086,373
Comcast Corp., Senior Notes	3.450%	2/1/50	1,600,000	1,761,696
Comcast Corp., Senior Notes	2.800%	1/15/51	1,400,000	1,361,640
Comcast Corp., Senior Notes	2.937%	11/1/56	2,634,000	2,612,932	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	2,000,000	2,598,829
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	70,000	95,674
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	2,508,552
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	195,854
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,692,056
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	62,557
Total Media				42,386,930
Wireless Telecommunication Services — 1.0%
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	100,000	110,825
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	170,000	173,297
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	9,150,000	10,263,280
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	540,000	551,237
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	2,820,000	2,809,961
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	270,000	314,908
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	1,720,000	1,710,695
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	780,000	783,366
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	1,895,000	2,528,675
Total Wireless Telecommunication Services				19,246,244
Total Communication Services				111,967,003

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Consumer Discretionary — 2.8%
Automobiles — 0.5%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	$90,000	$90,056	(a)
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	265,739
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,371,271
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	1,227,950
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	292,768
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	1,070,000	1,115,247	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	2,190,000	2,343,809	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,000,000	2,226,726	(a)
Total Automobiles				8,933,566
Hotels, Restaurants & Leisure — 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,110,000	1,153,726
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	4,920,000	5,084,780
McDonald’s Corp., Senior Notes	3.300%	7/1/25	200,000	216,938
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	81,502
McDonald’s Corp., Senior Notes	3.700%	1/30/26	660,000	730,704
McDonald’s Corp., Senior Notes	3.500%	3/1/27	470,000	520,092
McDonald’s Corp., Senior Notes	3.500%	7/1/27	280,000	311,026
McDonald’s Corp., Senior Notes	3.800%	4/1/28	150,000	169,817
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	67,536
McDonald’s Corp., Senior Notes	4.200%	4/1/50	5,000,000	6,146,936
Sands China Ltd., Senior Notes	4.600%	8/8/23	310,000	327,747
Sands China Ltd., Senior Notes	5.125%	8/8/25	500,000	556,595
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	1,151,885
Total Hotels, Restaurants & Leisure				16,519,284
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	864,000	912,445
Internet & Direct Marketing Retail — 0.6%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	1,860,000	1,869,992
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	553,595
Amazon.com Inc., Senior Notes	1.500%	6/3/30	1,560,000	1,534,695
Amazon.com Inc., Senior Notes	2.100%	5/12/31	170,000	174,454
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	609,316
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	619,206
Amazon.com Inc., Senior Notes	2.500%	6/3/50	5,480,000	5,269,236
Amazon.com Inc., Senior Notes	4.250%	8/22/57	120,000	156,723
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,580,000	1,539,944
Total Internet & Direct Marketing Retail				12,327,161

See Notes to Financial Statements.

6	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	3.300%	4/15/40	$1,050,000	$1,164,866
Home Depot Inc., Senior Notes	3.350%	4/15/50	5,110,000	5,699,397
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	1,200,000	1,425,612
Target Corp., Senior Notes	2.250%	4/15/25	70,000	73,608
Total Specialty Retail				8,363,483
Textiles, Apparel & Luxury Goods — 0.4%
NIKE Inc., Senior Notes	2.400%	3/27/25	160,000	169,597
NIKE Inc., Senior Notes	3.375%	3/27/50	5,820,000	6,707,433
Total Textiles, Apparel & Luxury Goods				6,877,030
Total Consumer Discretionary				53,932,969
Consumer Staples — 3.2%
Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,811,614
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,450,000	1,651,541
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	620,000	737,739
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	270,000	301,003
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	492,468
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	550,000	684,954
Coca-Cola Co., Senior Notes	3.375%	3/25/27	2,750,000	3,069,339
Coca-Cola Co., Senior Notes	2.500%	6/1/40	130,000	130,509
Coca-Cola Co., Senior Notes	2.600%	6/1/50	2,400,000	2,380,183
PepsiCo Inc., Senior Notes	2.250%	3/19/25	60,000	63,173
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,237,957
PepsiCo Inc., Senior Notes	3.625%	3/19/50	2,090,000	2,489,466
Total Beverages				15,049,946
Food & Staples Retailing — 0.4%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	390,000	394,554
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	400,000	397,362
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	1,250,000	1,246,404
Walmart Inc., Senior Notes	3.400%	6/26/23	180,000	189,905
Walmart Inc., Senior Notes	3.700%	6/26/28	3,050,000	3,485,009
Walmart Inc., Senior Notes	4.300%	4/22/44	753,000	961,561
Total Food & Staples Retailing				6,674,795

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	$200,000	$248,279
Mars Inc., Senior Notes	3.200%	4/1/30	2,000,000	2,213,492	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	320,000	326,326	(a)
Total Food Products				2,788,097
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	90,000	97,955
Tobacco — 1.9%
Altria Group Inc., Senior Notes	4.400%	2/14/26	125,000	141,585
Altria Group Inc., Senior Notes	4.800%	2/14/29	304,000	353,901
Altria Group Inc., Senior Notes	2.450%	2/4/32	580,000	567,214
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,050,000	1,011,133
Altria Group Inc., Senior Notes	5.950%	2/14/49	6,000,000	7,805,564
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,250,000	18,679,228
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,000,000	1,073,565
Cargill Inc., Senior Notes	1.375%	7/23/23	370,000	377,585	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	378,219
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	930,000	951,956
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	5,141,277
Total Tobacco				36,481,227
Total Consumer Staples				61,092,020
Energy — 10.5%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	89,000	98,050
Oil, Gas & Consumable Fuels — 10.5%
Apache Corp., Senior Notes	4.375%	10/15/28	1,000,000	1,080,400
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	215,553
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	2,227,540
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	110,000	118,061
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	12,900,000	12,768,409
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	564,435
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	3,920,000	4,223,803	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,446,000	2,657,233	(a)
Chevron Corp., Senior Notes	2.954%	5/16/26	3,440,000	3,730,677
Chevron Corp., Senior Notes	2.978%	5/11/40	230,000	240,802

See Notes to Financial Statements.

8	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Chevron Corp., Senior Notes	3.078%	5/11/50	$3,070,000	$3,245,181
Chevron USA Inc., Senior Notes	3.850%	1/15/28	220,000	250,054
Chevron USA Inc., Senior Notes	6.000%	3/1/41	100,000	148,024
Chevron USA Inc., Senior Notes	4.950%	8/15/47	480,000	660,589
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,740,000	1,922,766
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,570,000	2,924,130
ConocoPhillips, Senior Notes	3.750%	10/1/27	1,360,000	1,530,841	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	580,000	672,792	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	177,303
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,030,000	1,157,627
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,688,677
Devon Energy Corp., Senior Notes	4.500%	1/15/30	350,000	382,482	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,380,000	2,980,339
Devon Energy Corp., Senior Notes	4.750%	5/15/42	750,000	862,663
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,080,000	1,280,091
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	340,000	364,471
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,700,000	1,832,625
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	900,000	937,841
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	10,789,680
Energy Transfer LP, Senior Notes	2.900%	5/15/25	2,920,000	3,066,137
Energy Transfer LP, Senior Notes	4.950%	6/15/28	190,000	220,244
Energy Transfer LP, Senior Notes	5.250%	4/15/29	550,000	648,458
Energy Transfer LP, Senior Notes	3.750%	5/15/30	3,510,000	3,814,466
Energy Transfer LP, Senior Notes	5.300%	4/1/44	40,000	46,706
Energy Transfer LP, Senior Notes	5.400%	10/1/47	640,000	778,278
Energy Transfer LP, Senior Notes	6.250%	4/15/49	2,830,000	3,753,010
Energy Transfer LP, Senior Notes	5.000%	5/15/50	750,000	880,324
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	1,965,876
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	450,000	487,382
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,900,000	4,142,164
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	320,000	399,333
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	110,000	127,382
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	228,021

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	$2,380,000	$2,653,300
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,889,050
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,130,000	2,518,615
EOG Resources Inc., Senior Notes	4.950%	4/15/50	8,550,000	11,528,134
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	50,000	51,026
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,300,000	1,391,356
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	620,000	672,582
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	1,490,000	1,677,073
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,468,695
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	60,000	75,258
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	7,000,000	7,758,981
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	11,740,000	15,488,699	(a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,660,000	1,897,684
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	200,000	259,920
MPLX LP, Senior Notes	4.125%	3/1/27	550,000	617,656
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	234,324
MPLX LP, Senior Notes	5.200%	3/1/47	290,000	357,470
MPLX LP, Senior Notes	5.200%	12/1/47	420,000	515,834
MPLX LP, Senior Notes	5.500%	2/15/49	510,000	659,671
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,946,900
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,543,125
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	206,669
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,309,430
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	785,892
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	265,964
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	250,345
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	972,235
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	3,289,826
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	441,335
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	5,468,364	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,386,385
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	3,330,000
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	2,385,507	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,307,000	1,267,764
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	943,701
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	520,000	515,391

See Notes to Financial Statements.

10	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	$660,000	$637,498
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,540,000	1,510,101
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	555,549	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,270,063
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,871,502
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,000,000	1,083,138
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,193,374	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,400,000	2,500,893	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,489,000
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	1,000,000	1,083,487
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	3,000,000	3,389,147
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	1,380,000	1,451,857
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	323,655
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	2,680,000	3,007,777
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	400,000	472,112
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.229%	1/13/23	150,000	149,655	(b)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	95,000
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,870,000	2,079,014
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	434,124
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	1,470,000	1,838,425
Total Oil, Gas & Consumable Fuels				200,652,402
Total Energy				200,750,452

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Financials — 18.8%
Banks — 12.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$1,850,000	$2,072,081	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,200,000	3,633,593	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,400,000	1,474,239
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,919,101
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,980,000	4,997,841	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	600,000	621,485	(b)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	9,380,000	9,754,974	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	599,000	658,474	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	500,000	553,258	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	5,000,000	6,048,903	(b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	1,139,859
Bank of Montreal, Senior Notes	1.850%	5/1/25	990,000	1,023,715
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	100,000	110,649	(b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,175,976	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	6,800,000	7,946,123	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	1,026,946	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	2,000,000	2,059,340	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	5,000,000	5,307,804	(a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,233,565	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	11,200,000	12,691,797	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,780,486	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,300,000	3,756,122	(a)

See Notes to Financial Statements.

12	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Senior Notes	8.125%	7/15/39	$2,190,000	$3,781,870
Citigroup Inc., Senior Notes	4.650%	7/23/48	2,000,000	2,659,675
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,820,000	1,880,394	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,672,772
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,895,118
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,840,000	4,400,658
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	12,960,000	17,716,077
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	494,016
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	864,666
Cooperatieve Rabobank UA, Senior Notes	3.950%	11/9/22	600,000	625,082
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	2,520,000	2,743,289
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,750,000	3,075,621
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,500,000	3,874,007
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	3,000,000	3,071,407	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	212,271	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	2,890,000	2,921,039	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	200,242	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	2,127,146	(a)(b)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,854,058
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	2,390,000	2,659,156
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	231,244	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	938,555
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	1,106,747
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	900,000	920,698	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	270,000	280,153	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	3,073,283	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	930,000	960,715	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,850,000	2,950,805	(b)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	27,080,000	27,957,907	(b)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	$2,790,000	$2,923,392	(b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/2047 then 3 mo. USD LIBOR + 1.460%)	4.032%	7/24/48	2,500,000	2,992,112	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	570,000	655,333	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	270,000	315,613	(b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,526,292
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	1,136,859
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	600,000	635,776	(b)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,200,000	4,837,319
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	526,352
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	213,630	(b)
Natwest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	4,000,000	4,801,114	(b)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	870,000	889,022
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	919,000	1,212,595	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	310,000	409,211	(a)
UniCredit SpA, Senior Notes	6.572%	1/14/22	700,000	714,899	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	200,000	242,133	(a)(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	780,000	810,403	(b)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	5,000,000	5,246,236	(b)

See Notes to Financial Statements.

14	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	$10,020,000	$13,981,177	(b)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	780,000	814,028
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	449,738
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	796,334
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,984,614
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	4,912,463
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	1,210,366
Total Banks				229,372,013
Capital Markets — 5.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	290,000	298,223
Credit Suisse AG, Senior Notes	3.625%	9/9/24	550,000	596,222
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	12,760,000	14,469,540	(a)(b)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	368,242
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	5,000,000	6,517,078
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	5,000,000	6,609,287
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,000,000	1,145,838	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,484,916
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	2,246,704
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,357,573
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	661,187	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/1/21	320,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	465,000	0	*(d)(e)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(d)(e)(g)(h)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,710,000	3,886,779	(b)
Morgan Stanley, Senior Notes (3.737% to 4/24/23 then 3 mo. USD LIBOR + 0.847%)	3.737%	4/24/24	3,980,000	4,190,803	(b)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	$20,000,000	$30,185,730	(b)
UBS AG, Senior Notes	1.750%	4/21/22	950,000	958,465	(a)
UBS Group AG, Senior Notes	3.491%	5/23/23	2,080,000	2,126,764	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,870,000	3,197,361	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	14,060,000	15,985,507	(a)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,040,000	4,369,819	(a)(b)
Total Capital Markets				100,656,038
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,020,000	1,067,235
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	500,000	681,704	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	540,474	(a)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	450,000	456,657	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	388,140	(a)
Vanguard Group Inc.	3.050%	8/22/50	8,550,000	8,399,520	(d)(e)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	2,016,688
Total Diversified Financial Services				13,550,418
Insurance — 0.7%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	744,738
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	533,000	605,207
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	608,968
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	300,000	302,322	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	1,187,091	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	9,440,000	10,172,972	(a)
Total Insurance				13,621,298
Total Financials				357,199,767
Health Care — 9.1%
Biotechnology — 2.8%
AbbVie Inc., Senior Notes	2.300%	11/21/22	6,890,000	7,048,582
AbbVie Inc., Senior Notes	2.600%	11/21/24	6,270,000	6,608,512

See Notes to Financial Statements.

16	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
AbbVie Inc., Senior Notes	3.800%	3/15/25	$2,060,000	$2,247,253
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,174,432
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,563,537
AbbVie Inc., Senior Notes	3.200%	11/21/29	6,790,000	7,426,890
AbbVie Inc., Senior Notes	4.050%	11/21/39	7,710,000	9,072,079
AbbVie Inc., Senior Notes	4.250%	11/21/49	8,325,000	10,116,860
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,513,840
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	300,000	321,686
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,800,000	3,088,596
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	514,553
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	3,480,084
Total Biotechnology				54,176,904
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	2,562,000	2,899,712
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	3,448,267
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	9,625,038
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	3,208,000	3,426,587
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	25,000	27,149
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	407,000	518,671
Medtronic Inc., Senior Notes	3.500%	3/15/25	218,000	238,179
Total Health Care Equipment & Supplies				20,183,603
Health Care Providers & Services — 3.0%
Anthem Inc., Senior Notes	3.650%	12/1/27	4,000,000	4,480,352
Cigna Corp., Senior Notes	3.750%	7/15/23	475,000	503,239
Cigna Corp., Senior Notes	4.125%	11/15/25	280,000	312,990
Cigna Corp., Senior Notes	4.375%	10/15/28	700,000	817,477
Cigna Corp., Senior Notes	4.800%	8/15/38	1,680,000	2,104,726
Cigna Corp., Senior Notes	4.900%	12/15/48	6,560,000	8,599,037
CVS Health Corp., Senior Notes	3.700%	3/9/23	1,088,000	1,139,093
CVS Health Corp., Senior Notes	4.300%	3/25/28	438,000	504,774
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	588,938
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	5,327,166
CVS Health Corp., Senior Notes	5.050%	3/25/48	4,380,000	5,807,157
CVS Health Corp., Senior Notes	4.250%	4/1/50	250,000	305,056
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	174,737
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,530,908
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	3,239,455
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,582,990
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	71,685

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	$170,000	$179,652
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,522,576
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	130,000	164,328
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	1,329,267
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	780,000	909,233
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,900,000	7,151,547
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	3,870,000	4,691,086
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	90,000	95,539
Total Health Care Providers & Services				56,133,008
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	1,540,000	1,589,309
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	848,000	940,173
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	2,000,000	2,197,531
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,950,000	10,075,620
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	1,737,000	2,396,294
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	2,000,000	2,551,521
Johnson & Johnson, Senior Notes	0.550%	9/1/25	550,000	545,430
Johnson & Johnson, Senior Notes	0.950%	9/1/27	1,110,000	1,099,935
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	150,345
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,270,000	2,313,801
Pfizer Inc., Senior Notes	2.700%	5/28/50	14,700,000	14,917,467
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,430,000	1,412,197
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,390,962
Total Pharmaceuticals				42,580,585
Total Health Care				173,074,100
Industrials — 5.2%
Aerospace & Defense — 3.2%
Boeing Co., Senior Notes	1.433%	2/4/24	4,430,000	4,440,170
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	514,534
Boeing Co., Senior Notes	2.196%	2/4/26	2,150,000	2,158,828
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	530,661
Boeing Co., Senior Notes	2.700%	2/1/27	570,000	591,659
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	656,914
Boeing Co., Senior Notes	3.200%	3/1/29	1,960,000	2,064,459
Boeing Co., Senior Notes	5.150%	5/1/30	1,870,000	2,214,448
Boeing Co., Senior Notes	3.250%	2/1/35	3,150,000	3,225,003
Boeing Co., Senior Notes	5.705%	5/1/40	1,370,000	1,776,592

See Notes to Financial Statements.

18	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Aerospace & Defense — continued
Boeing Co., Senior Notes	3.750%	2/1/50	$860,000	$892,536
Boeing Co., Senior Notes	5.805%	5/1/50	5,700,000	7,754,299
Boeing Co., Senior Notes	5.930%	5/1/60	1,200,000	1,671,232
General Dynamics Corp., Senior Notes	4.250%	4/1/40	80,000	99,686
General Dynamics Corp., Senior Notes	4.250%	4/1/50	7,150,000	9,285,313
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	880,000	909,450
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	6,332,934
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	4,810,000	5,116,234
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	4,150,000	5,910,436
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	1,360,000	1,509,203
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	110,000	126,654
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	3,350,000	3,488,902
Total Aerospace & Defense				61,270,147
Airlines — 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,500,000	1,529,228
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	150,000	160,943	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	150,000	167,357	(a)
Total Airlines				1,857,528
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	760,000	797,684
Carrier Global Corp., Senior Notes	2.700%	2/15/31	110,000	114,795
Carrier Global Corp., Senior Notes	3.577%	4/5/50	60,000	65,416
Total Building Products				977,895
Commercial Services & Supplies — 0.0%††
Republic Services Inc., Senior Notes	4.750%	5/15/23	164,000	174,240
Republic Services Inc., Senior Notes	2.500%	8/15/24	30,000	31,503
Total Commercial Services & Supplies				205,743
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,334,629
Industrial Conglomerates — 0.4%
3M Co., Senior Notes	2.375%	8/26/29	500,000	527,048
3M Co., Senior Notes	3.050%	4/15/30	1,000,000	1,100,515
3M Co., Senior Notes	3.700%	4/15/50	4,400,000	5,250,155
General Electric Co., Senior Notes	3.450%	5/1/27	110,000	121,417

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Industrial Conglomerates — continued
General Electric Co., Senior Notes	3.625%	5/1/30	$230,000	$258,815
General Electric Co., Senior Notes	6.875%	1/10/39	227,000	344,024
Total Industrial Conglomerates				7,601,974
Machinery — 0.3%
Deere & Co., Senior Notes	3.750%	4/15/50	4,240,000	5,205,909
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	250,000	259,104
Total Machinery				5,465,013
Road & Rail — 0.5%
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	266,987
Union Pacific Corp., Senior Notes	3.750%	7/15/25	860,000	950,197
Union Pacific Corp., Senior Notes	2.150%	2/5/27	590,000	616,160
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,110,000	2,219,760	(a)
Union Pacific Corp., Senior Notes	3.839%	3/20/60	3,270,000	3,816,651
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,680,000	1,918,843
Total Road & Rail				9,788,598
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	550,000	589,181
Transportation Infrastructure — 0.5%
DP World Ltd., Senior Notes	5.625%	9/25/48	7,000,000	8,824,340	(a)
Total Industrials				98,915,048
Information Technology — 4.7%
Communications Equipment — 0.1%
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	1,090,000	1,460,489
IT Services — 2.1%
Mastercard Inc., Senior Notes	3.950%	2/26/48	12,000,000	14,809,323
Mastercard Inc., Senior Notes	3.850%	3/26/50	8,260,000	10,105,123
Visa Inc., Senior Notes	2.700%	4/15/40	11,000,000	11,448,890
Visa Inc., Senior Notes	4.300%	12/14/45	2,460,000	3,160,013
Total IT Services				39,523,349
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	2,190,000	2,174,988
Broadcom Inc., Senior Notes	4.700%	4/15/25	1,180,000	1,320,666
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,760,000	1,981,451
Intel Corp., Senior Notes	1.600%	8/12/28	1,660,000	1,670,733
Intel Corp., Senior Notes	4.750%	3/25/50	2,470,000	3,313,054
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	846,479
Micron Technology Inc., Senior Notes	2.497%	4/24/23	490,000	505,822
NVIDIA Corp., Senior Notes	3.500%	4/1/50	6,220,000	7,155,236
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,150,000	2,571,544

See Notes to Financial Statements.

20	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — continued
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	$180,000	$180,162
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	3,000,000	3,637,350
Total Semiconductors & Semiconductor Equipment				25,357,485
Software — 0.7%
Microsoft Corp., Senior Notes	3.300%	2/6/27	410,000	457,384
Oracle Corp., Senior Notes	1.650%	3/25/26	5,890,000	5,986,191
Oracle Corp., Senior Notes	2.875%	3/25/31	6,400,000	6,746,329
Total Software				13,189,904
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	2.450%	8/4/26	1,700,000	1,813,004
Apple Inc., Senior Notes	2.650%	5/11/50	8,000,000	7,939,907
Total Technology Hardware, Storage & Peripherals				9,752,911
Total Information Technology				89,284,138
Materials — 2.7%
Chemicals — 0.0%††
OCP SA, Senior Notes	4.500%	10/22/25	720,000	781,419	(a)
Metals & Mining — 1.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	302,176	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	4,200,000	4,694,765	(a)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	7,000,000	9,254,237
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,384,436
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,406,495
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	494,910	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	490,000	527,102	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	12,067,042
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	3,704,747
Total Metals & Mining				33,835,910
Paper & Forest Products — 0.9%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	7,500,000	9,009,637	(a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	6,880,000	8,221,910
Total Paper & Forest Products				17,231,547
Total Materials				51,848,876

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	$1,910,000	$2,039,351	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	447,893	(a)
Total Real Estate				2,487,244
Utilities — 5.7%
Electric Utilities — 5.7%
Duke Energy Indiana LLC, Senior Notes	3.250%	10/1/49	700,000	748,394
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	9,960,000	11,188,591
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	18,093,000	25,314,461
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	13,220,000	16,582,563
MidAmerican Energy Co.	3.950%	8/1/47	4,231,000	5,096,815
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	1,220,000	1,219,696
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,610,000	1,558,397
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	580,000	523,672
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	17,710,000	20,832,007	(a)
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	19,750,000	25,146,687	(a)
Total Utilities				108,211,283
Total Corporate Bonds & Notes (Cost — $1,205,507,202)				1,308,762,900
Sovereign Bonds — 13.6%
Brazil — 0.2%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	3,610,000	3,574,550
Colombia — 2.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	12,540,000	14,038,279
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	25,000,000	26,940,000
Total Colombia				40,978,279
Indonesia — 2.9%
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,260,000	2,366,243	(i)
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,300,000	2,408,123	(a)

See Notes to Financial Statements.

22	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	$2,000,000	$2,207,943	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	41,000,000	47,704,586
Total Indonesia				54,686,895
Israel — 0.6%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	6,750,000	7,278,741
State of Israel, Senior Notes	3.375%	1/15/50	4,000,000	4,373,200
Total Israel				11,651,941
Kazakhstan — 0.3%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	5,460,363	(a)
Mexico — 3.2%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	53,270,000	60,183,647
Panama — 0.7%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	7,500,000	8,651,138
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	4,472,949
Total Panama				13,124,087
Peru — 0.5%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	520,000	719,839
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	7,040,000	9,804,960
Total Peru				10,524,799
Qatar — 2.0%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	28,700,000	37,574,671	(a)
Russia — 0.3%
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	4,200,000	5,582,812	(i)
United Arab Emirates — 0.5%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	8,000,000	9,650,120	(a)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Uruguay — 0.3%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	$3,000,000	$3,526,620
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	2,000,000	2,672,470
Total Uruguay				6,199,090
Total Sovereign Bonds (Cost — $224,668,536)				259,191,254
Asset-Backed Securities — 5.2%
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.634%	10/20/31	1,860,000	1,863,274	(a)(b)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	1.134%	4/20/31	2,530,000	2,529,819	(a)(b)
Benefit Street Partners CLO IV Ltd., 2014- IVA ARRR (3 mo. USD LIBOR + 1.180%)	1.314%	1/20/32	1,000,000	1,001,211	(a)(b)(j)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.134%	4/20/31	3,000,000	3,001,368	(a)(b)
BlueMountain CLO XXVIII Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	1.386%	4/15/34	9,440,000	9,471,589	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2013-4A CRR (3 mo. USD LIBOR + 1.750%)	1.876%	1/15/31	500,000	491,893	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.179%	7/27/31	1,983,666	1,985,218	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.834%	4/20/29	3,000,000	3,008,138	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	1.976%	10/15/31	1,160,000	1,161,443	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.144%	4/23/29	2,997,908	2,999,406	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.166%	4/15/34	2,390,000	2,388,843	(a)(b)
Dryden Senior Loan Fund, 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	1.220%	5/20/34	5,740,000	5,740,126	(a)(b)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	1.240%	10/29/29	1,250,000	1,250,622	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.136%	4/15/31	4,000,000	4,001,234	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.205%	7/25/27	204,447	204,550	(a)(b)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.484%	1/20/33	660,000	662,316	(a)(b)

See Notes to Financial Statements.

24	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.579%	11/30/32	$700,000	$702,144	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	1,500,000	1,496,250	(a)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	1.384%	1/20/29	2,634,284	2,635,608	(a)(b)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	1.934%	1/20/29	1,420,000	1,423,258	(a)(b)
KKR CLO 18 Ltd., 18 A (3 mo. USD LIBOR + 1.270%)	1.404%	7/18/30	2,750,000	2,752,943	(a)(b)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.446%	1/15/32	1,470,000	1,474,081	(a)(b)
MKS CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	1.324%	1/20/31	2,250,000	2,253,436	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.734%	10/20/30	2,680,000	2,686,430	(a)(b)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	1.996%	10/15/29	5,030,000	5,037,572	(a)(b)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.125%	2/14/31	10,940,000	10,939,996	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.384%	10/19/32	1,260,000	1,262,229	(a)(b)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	1.934%	4/20/32	2,790,000	2,792,070	(a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	1.256%	7/20/34	4,680,000	4,680,309	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.779%	10/13/29	2,500,000	2,497,541	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.425%	10/25/32	3,150,000	3,145,234	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.016%	4/15/29	1,675,743	1,677,287	(a)(b)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	1.174%	4/20/34	1,530,000	1,529,760	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.276%	10/15/31	2,300,000	2,302,469	(a)(b)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	1.231%	7/24/32	2,610,000	2,610,012	(a)(b)

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.875%	10/24/31	$2,360,000	$2,364,174	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.616%	7/15/32	510,000	511,905	(a)(b)
Total Asset-Backed Securities (Cost — $98,320,381)				98,535,758
U.S. Government & Agency Obligations — 3.5%
U.S. Government Obligations — 3.5%
U.S. Treasury Bonds	2.250%	5/15/41	240,000	256,875
U.S. Treasury Bonds	3.000%	2/15/48	1,070,000	1,314,219	(k)
U.S. Treasury Bonds	1.625%	11/15/50	680,000	632,905
U.S. Treasury Bonds	1.875%	2/15/51	62,030,000	61,249,779
U.S. Treasury Notes	2.500%	2/15/22	50,000	50,554
U.S. Treasury Notes	0.250%	11/15/23	115,000	115,020
U.S. Treasury Notes	0.250%	6/30/25	360,000	355,458
U.S. Treasury Notes	0.250%	9/30/25	310,000	305,205
U.S. Treasury Notes	0.375%	11/30/25	920,000	908,895
U.S. Treasury Notes	0.375%	1/31/26	40,000	39,441
U.S. Treasury Notes	0.625%	11/30/27	305,000	298,483
U.S. Treasury Notes	0.625%	12/31/27	360,000	351,956
U.S. Treasury Notes	1.250%	4/30/28	290,000	293,976
U.S. Treasury Notes	1.250%	5/31/28	40,000	40,528
U.S. Treasury Notes	1.250%	8/15/31	1,160,000	1,154,200
Total U.S. Government & Agency Obligations (Cost — $62,775,631)				67,367,494
Total Investments before Short-Term Investments (Cost — $1,591,271,750)				1,733,857,406
Short-Term Investments — 4.5%
U.S. Treasury Bills — 3.1%
U.S. Cash Management Bill	0.053%	11/1/21	35,000,000	34,996,856	(l)
U.S. Treasury Bills	0.050%	2/24/22	25,000,000	24,993,889	(l)
Total U.S. Treasury Bills (Cost — $59,990,697)				59,990,745
			Shares
Overnight Deposits — 1.4%
BNY Mellon Cash Reserve Fund (Cost — $26,418,882)	0.010%		26,418,882	26,418,882
Total Short-Term Investments (Cost — $86,409,579)				86,409,627
Total Investments — 95.5% (Cost — $1,677,681,329)				1,820,267,033
Other Assets in Excess of Liabilities — 4.5%				84,993,187
Total Net Assets — 100.0%				$1,905,260,220

See Notes to Financial Statements.

26	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset SMASh Series C Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	The coupon payment on this security is currently in default as of August 31, 2021.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of August 31, 2021.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2021, the total market value of investments in Affiliated Companies was $1,001,211 and the cost was $1,000,000 (Note 6).

(k)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(l)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At August 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 2-Year Notes	186	12/21	$40,953,038	$40,981,032	$(27,994)
U.S. Treasury 5-Year Notes	169	12/21	20,859,270	20,908,469	(49,199)
U.S. Treasury 10-Year Notes	1,824	12/21	243,730,892	243,418,509	312,383

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset SMASh Series C Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Long-Term Bonds	4,247	12/21	$689,982,755	$692,128,281	$(2,145,526)
U.S. Treasury Ultra Long- Term Bonds	1,009	12/21	198,014,504	199,056,781	(1,042,277)
Net unrealized depreciation on open futures contracts					$(2,952,613)

At August 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$63,865,000	11/30/24	0.250% semi-annually	3-Month LIBOR quarterly	$19,100	$649,184

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.36 Index	$1,631,324,000	6/20/26	1.000% quarterly	$41,367,114	$33,036,589	$8,330,525

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

See Notes to Financial Statements.

28	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $1,676,681,329)	$1,819,265,822
Investments in affiliated securities, at value (Cost — $1,000,000)	1,001,211
Deposits with brokers for centrally cleared swap contracts	39,717,901
Deposits with brokers for open futures contracts	24,419,380
Interest receivable	16,453,892
Receivable for Fund shares sold	4,306,724
Receivable from broker — net variation margin on open futures contracts	3,340,826
Receivable from broker — net variation margin on centrally cleared swap contracts	130,101
Receivable from investment manager	35,384
Prepaid expenses	30,658
Total Assets	1,908,701,899

Liabilities:
Payable for Fund shares repurchased	2,520,030
Payable for securities purchased	832,061
Trustees’ fees payable	6,012
Accrued expenses	83,576
Total Liabilities	3,441,679
Total Net Assets	$1,905,260,220

Net Assets:
Par value (Note 5)	$1,955
Paid-in capital in excess of par value	1,821,810,457
Total distributable earnings (loss)	83,447,808
Total Net Assets	$1,905,260,220

Shares Outstanding	195,530,996

Net Asset Value	$9.74

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	29

Statement of operations (unaudited)

For the Six Months Ended August 31, 2021

Investment Income:
Interest from unaffiliated investments	$28,639,401
Interest from affiliated investments	7,134
Total Investment Income	28,646,535

Expenses:
Registration fees	45,936
Fund accounting fees	43,807
Legal fees	26,644
Commodity pool reports	20,165
Audit and tax fees	19,797
Transfer agent fees	18,946
Trustees’ fees	16,298
Insurance	10,788
Commitment fees (Note 7)	7,336
Shareholder reports	6,197
Custody fees	4,308
Miscellaneous expenses	3,355
Total Expenses	223,577
Less: Fee waivers and/or expense reimbursements (Note 2)	(223,577)
Net Expenses	—
Net Investment Income	28,646,535

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	611,728
Futures contracts	(31,260,886)
Swap contracts	18,854,281
Net Realized Loss	(11,794,877)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	43,819,804
Investments in affiliated securities	(1,289)
Futures contracts	(14,797,742)
Swap contracts	(1,982,006)
Change in Net Unrealized Appreciation (Depreciation)	27,038,767
Net Gain on Investments, Futures Contracts and Swap Contracts	15,243,890
Increase in Net Assets From Operations	$43,890,425

See Notes to Financial Statements.

30	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2021 (unaudited) and the Year Ended February 28, 2021	August 31	February 28

Operations:
Net investment income	$28,646,535	$52,465,893
Net realized gain (loss)	(11,794,877)	62,069,372
Change in net unrealized appreciation (depreciation)	27,038,767	23,002,346
Increase in Net Assets From Operations	43,890,425	137,537,611

Distributions to Shareholders From (Note 1):
Total distributable earnings	(33,199,517)	(68,493,343)
Decrease in Net Assets From Distributions to Shareholders	(33,199,517)	(68,493,343)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	281,325,591	1,262,722,414
Cost of shares repurchased	(298,569,138)	(663,481,766)
Increase (Decrease) in Net Assets From Fund Share Transactions	(17,243,547)	599,240,648
Increase (Decrease) in Net Assets	(6,552,639)	668,284,916

Net Assets:
Beginning of period	1,911,812,859	1,243,527,943
End of period	$1,905,260,220	$1,911,812,859

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	31

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

	2021[1,2]	2021[1]	2020[1,3]	2019[1]	2018[1]	2017[1,4]	2016[1,5]

Net asset value, beginning of period	$9.68	$9.66	$9.30	$9.74	$9.71	$9.74	$9.68

Income (loss) from operations:
Net investment income	0.15	0.26	0.37	0.39	0.34	0.12	0.36
Net realized and unrealized gain (loss)	0.08	0.11	0.40	(0.22)	0.08	(0.03)	0.22
Total income from operations	0.23	0.37	0.77	0.17	0.42	0.09	0.58

Less distributions from:
Net investment income	(0.17)	(0.35)	(0.41)	(0.43)	(0.35)	(0.12)	(0.36)
Net realized gains	—	—	—	(0.18)	(0.04)	—	(0.16)
Total distributions	(0.17)	(0.35)	(0.41)	(0.61)	(0.39)	(0.12)	(0.52)

Net asset value, end of period	$9.74	$9.68	$9.66	$9.30	$9.74	$9.71	$9.74
Total return[6]	2.41%	3.98%	8.36%	1.92%	4.29%	1.09%	6.31%

Net assets, end of period (millions)	$1,905	$1,912	$1,244	$940	$864	$583	$536

Ratios to average net assets:
Gross expenses[7]	0.02%[8]	0.03%	0.03%	0.04%	0.04%	0.05%[8]	0.05%
Net expenses[9,10]	0.00 [8]	0.00	0.00	0.00	0.00	0.00 [8]	0.00
Net investment income	3.03 [8]	2.80	3.81	4.13	3.49	3.68 [8]	3.78

Portfolio turnover rate	9%	13%	15%	23%	21%	13%	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]	For the period November 1, 2016 through February 28, 2017.

[5]	For the year ended October 31.

[6]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[8]	Annualized.

[9]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

34	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$348,800,247	$8,399,520	$357,199,767
Other Corporate Bonds & Notes	—	951,563,133	—	951,563,133
Sovereign Bonds	—	259,191,254	—	259,191,254
Asset-Backed Securities	—	98,535,758	—	98,535,758
U.S. Government & Agency Obligations	—	67,367,494	—	67,367,494
Total Long-Term Investments	—	1,725,457,886	8,399,520	1,733,857,406
Short-Term Investments†:
U.S. Treasury Bills	—	59,990,745	—	59,990,745
Overnight Deposits	—	26,418,882	—	26,418,882
Total Short-Term Investments	—	86,409,627	—	86,409,627
Total Investments	—	$1,811,867,513	$8,399,520	$1,820,267,033
Other Financial Instruments:
Futures Contracts††	$312,383	—	—	$312,383
Centrally Cleared Interest Rate Swaps††	—	$649,184	—	649,184
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	8,330,525	—	8,330,525
Total Other Financial Instruments	$312,383	$8,979,709	—	$9,292,092
Total	$312,383	$1,820,847,222	$8,399,520	$1,829,559,125

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$3,264,996	—	—	$3,264,996

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap

36	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2021, the total notional value of all credit default swaps to sell protection was $1,631,324,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the

38	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(d) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest

40	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended August 31, 2021, fees waived and/or expenses reimbursed amounted to $223,577.

Franklin Distributors, LLC (formerly known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$82,372,150	$111,124,048
Sales	80,885,095	66,603,514

At August 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,677,681,329	$145,871,110	$(3,285,406)	$142,585,704
Futures contracts	—	312,383	(3,264,996)	(2,952,613)
Swap contracts	33,055,689	8,979,709	—	8,979,709

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$312,383	—	$312,383
Centrally cleared swap contracts[3]	649,184	$8,330,525	8,979,709
Total	$961,567	$8,330,525	$9,292,092

42	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$3,264,996

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(31,260,886)	—	$(31,260,886)
Swap contracts	(158,892)	$19,013,173	18,854,281
Total	$(31,419,778)	$19,013,173	$(12,406,605)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(14,797,742)	—	$(14,797,742)
Swap contracts	(175,752)	$(1,806,254)	(1,982,006)
Total	$(14,973,494)	$(1,806,254)	$(16,779,748)

During the six months ended August 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$1,137,353,275

Average Notional Balance
Interest rate swap contracts	$63,865,000
Credit default swap contracts (sell protection)	1,664,136,000

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

5. Shares of beneficial interest

At August 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2021	Year Ended February 28, 2021
Shares sold	28,982,024	138,174,878
Shares repurchased	(30,860,527)	(69,484,973)
Net increase (decrease)	(1,878,503)	68,689,905

6. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Resources. The following company was considered an affiliated company for all or some portion of the six months ended August 31, 2021. The following transactions were effected in such company for the six months ended August 31, 2021.

	Affiliate Value at February 28, 2021	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	$1,002,500	—	—	—	—

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA ARRR	—	$7,134	$(1,289)	$1,001,211

7. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged

44	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2021.

8. Deferred capital losses

As of February 28, 2021, the Fund had deferred capital losses of $33,791,131, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on

Western Asset SMASh Series C Fund 2021 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

46	Western Asset SMASh Series C Fund 2021 Semi-Annual Report

Western Asset

SMASh Series C Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Western Asset SMASh Series C Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series C Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series C Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD04236 10/21 SR21-4259

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 25, 2021